Income taxes - Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Net income (loss) before income taxes	$ (92,563)	$ (98,423)	$ (148,557)
Current	2,002	1,245	606
Deferred	3,008	(514)	(1,185)
Income tax expense (recovery)	5,010	731	(579)
Canada
Income Taxes [Line Items]
Net income (loss) before income taxes	(100,143)	(44,739)	(86,143)
Current	57	793	165
Deferred	788	228	301
Income tax expense (recovery)	845	1,021	466
United States
Income Taxes [Line Items]
Net income (loss) before income taxes	14,926	(22,227)	(49,577)
Current	7	9	8
Deferred	0	0	0
Income tax expense (recovery)	7	9	8
Italy
Income Taxes [Line Items]
Net income (loss) before income taxes	(4,324)	(20,695)	(3,834)
Current	192	389	521
Deferred	1,440	(566)	(1,463)
Income tax expense (recovery)	1,632	(177)	(942)
Other
Income Taxes [Line Items]
Net income (loss) before income taxes	(3,022)	(10,762)	(9,003)
Current	1,746	54	(88)
Deferred	780	(176)	(23)
Income tax expense (recovery)	$ 2,526	$ (122)	$ (111)